INCOME TAXES (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent					26.50%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent						16.00%
Increase Decrease In Deferred Tax Liability | ₪				₪ 1,265
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		7.50%	9.00%	9.00%		9.00%
Operating Loss Carryforwards		$ 90,813
Deferred Tax Assets, Capital Loss Carryforwards		$ 44,625
Dividend Distribution Tax Rate		20.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%	25.00%	25.00%	26.50%
Additional Increase Decrease in Deferred Tax Liabilities | ₪				₪ 1,687
Additional Increase Decrease in Deferred Tax Assets | ₪				1,046
Additional Increase Decrease In Profit Or Loss Due To Change In Tax Rate			$ 166	640
Increase Decrease in Deferred Tax Assets | ₪				729
Increase Decrease In Profit Or Loss Due To Change In Tax Rate			138	₪ 536
Unrecognized Tax Benefits		$ 127	$ 0		$ 0
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%
Pointer Argentina [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 67
Pointer Argentina [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period		2020
Pointer Mexico [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 1,813
Pointer Mexico [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period		2018
Pointer Mexico [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards, Expiration Period		2027
Pointer Brazil [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 3,249
Pointer South Africa [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 7,304
ISRAEL
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		24.00%	25.00%	25.00%	26.50%
Legislative Amendments [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	25.00%
Approved Enterprise Benefits [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%	25.00%	25.00%		26.50%